Schedule of credit risk (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Estimated total gross carrying amount at	$ 2,514,375	$ 3,233,234	$ 1,691,707	$ 2,151,682	$ 1,673,160
Trade receivables	2,514,375	3,233,234	$ 1,797,209	$ 2,285,870	1,886,804
Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate
Estimated total gross carrying amount at	2,971,931	3,821,607	$ 2,154,300	$ 2,740,055	2,133,573
ECL	$ (457,556)	$ (588,373)	(462,593)	(588,373)	(460,413)
Other receivables			$ 105,502	$ 134,188	$ 213,644
Not past due [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	7.00%	7.00%	15.00%	15.00%	1.95%
Estimated total gross carrying amount at	$ 693,923	$ 892,316	$ 632,695	$ 804,724	$ 814,544
ECL	$ (49,180)	$ (63,241)	(91,560)	(116,455)	(15,880)
Other receivables
Later than one month and not later than two months [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	11.00%	11.00%	54.00%	54.00%	2.02%
Estimated total gross carrying amount at	$ 1,130,636	$ 1,453,885	$ 770,490	$ 979,987	$ 321,783
ECL	$ (124,348)	$ (159,899)	(136,811)	(174,010)	(6,494)
Other receivables			$ 12,391	$ 15,760
Later than two months and not later than four months [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	22.00%	22.00%	54.00%	54.00%	2.61%
Estimated total gross carrying amount at	$ 312,436	$ 401,761	$ 192,280	$ 244,561	$ 227,123
ECL	$ (69,443)	$ (89,297)	(53,479)	(68,020)	(5,939)
Other receivables			$ 24,763	$ 31,496
Later than four months [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	26.00%	26.00%	59.00%	59.00%	10.54%
Estimated total gross carrying amount at	$ 396,665	$ 510,072	$ 303,801	$ 386,405	$ 323,323
ECL	$ (101,929)	$ (131,071)	(106,784)	(135,819)	(34,093)
Other receivables			$ 14,267	$ 18,146
Later than one year [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	26.00%	26.00%	59.00%	59.00%	89.08%
Estimated total gross carrying amount at	$ 438,271	$ 563,573	$ 255,034	$ 324,378	$ 446,800
ECL	$ (112,656)	$ (144,865)	(73,959)	(94,069)	(398,007)
Other receivables			$ 54,081	$ 68,786	$ 213,644